UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
Alabama — 3.4%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC):
6.00%, 6/01/34	$1,745	$2,047,356
6.00%, 6/01/39	500	583,825
Birmingham Water Works Board, RB,
4.75%, 1/01/36	3,150	3,410,946
Hoover City Board of Education, GO,
Refunding, 4.25%, 2/15/40	3,050	3,246,146
		9,288,273
Arizona — 7.8%
Apache County IDA, Refunding RB,
Tucson Electric Power Co., Series A,
4.50%, 3/01/30	900	932,598
Arizona Sports & Tourism Authority, RB,
Multipurpose Stadium Facilities,
Series A (NPFGC), 5.00%, 7/01/13 (a)	2,750	2,868,223
Arizona State University, RB, Series D,
5.50%, 7/01/26	475	578,479
County of Pinal Arizona Election District
No. 3, Refunding RB, 4.75%, 7/01/31	3,750	4,049,587
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	1,375	1,462,216
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,076,690
5.00%, 12/01/37	4,585	4,759,459
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention
Center Project:
6.25%, 5/01/15	305	303,252
7.00%, 5/01/20	490	498,869
7.25%, 5/01/27	980	938,448
State of Arizona, COP, Department of
Administration, Series A (AGM),
5.00%, 10/01/29	1,100	1,223,629
University Medical Center Corp.
Arizona, RB:
6.00%, 7/01/39	1,600	1,826,352
6.50%, 7/01/39	750	869,160
		21,386,962
Arkansas — 0.3%
City of Conway Arkansas, RB,
Wastewater Revenue Improvement,
Series A, 4.20%, 10/01/37	750	776,505
California — 23.7%
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus, Sub-
Series C, 11.01%, 6/01/55 (b)	7,090	72,034
California Educational Facilities
Authority, RB, 5.00%, 2/01/40	3,000	3,342,720

	Par
	(000)	Value
Municipal Bonds
California (concluded)
California Health Facilities Financing
Authority, RB, Sutter Health, Series B,
5.88%, 8/15/31	$2,300	$2,778,308
Carlsbad Unified School District, GO,
Election of 2006, Series B, 0.00%,
5/01/34 (c)	1,500	1,180,785
City of San Jose California, Refunding
ARB, Series A-1, AMT, 5.75%,
3/01/34	3,000	3,448,650
County of Sacramento California, RB,
Senior Series A (AGM), 5.00%,
7/01/41	2,100	2,279,823
Dinuba Unified School District, GO,
Election of 2006 (AGM):
5.63%, 8/01/31	250	289,108
5.75%, 8/01/33	535	623,232
Foothill Eastern Transportation Corridor
Agency California, Refunding RB:
5.75%, 1/15/40	3,495	3,496,747
CAB, 5.88%, 1/15/28	7,000	7,276,010
Hartnell Community College District
California, GO, CAB, Election of 2002,
Series D, 0.00%, 8/01/34 (c)	2,475	1,779,179
Norwalk-La Mirada Unified School
District California, GO, Refunding,
CAB, Election of 2002, Series E (AGC),
5.24%, 8/01/38 (b)	12,000	3,125,280
Palomar Community College District,
GO, CAB, Election of 2006, Series B:
4.67%, 8/01/30 (b)	2,270	988,903
7.03%, 8/01/33 (b)	4,250	1,225,233
0.00%, 3/01/39 (c)	3,000	1,797,660
San Diego Community College District
California, GO, CAB, Election of 2002,
0.00%, 8/01/19 (c)	4,200	3,400,908
San Jose Evergreen Community College
District, GO, Election of 2010, Series
B, 3.50%, 8/01/32	1,800	1,836,612
State of California, GO, Various Purpose:
5.75%, 4/01/31	3,000	3,542,670
6.00%, 3/01/33	2,270	2,796,277
6.50%, 4/01/33	2,900	3,622,274
5.50%, 3/01/40	3,650	4,190,017
(CIFG), 5.00%, 3/01/15 (a)	515	576,290
(CIFG), 5.00%, 3/01/33	4,485	4,747,552
(NPFGC), 5.00%, 6/01/37	5,000	5,351,250
State of California, GO, Refunding,
Various Purpose (CIFG), 4.50%,
8/01/28	1,000	1,067,050
		64,834,572
Colorado — 0.3%
Park Creek Metropolitan District,
Refunding RB, Senior Limited Property
Tax (AGM), 6.00%, 12/01/38	750	873,270

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
Connecticut — 1.8%
Connecticut State Health & Educational
Facilities Authority, Refunding RB:
Hartford Healthcare, Series A,
5.00%, 7/01/32	$2,140	$2,365,000
Lawrence & Memorial
Hospital, Series F, 5.00%, 7/01/36	950	1,042,283
Pomfret School Inc., Series B,
(AGM), 4.00%, 7/01/37	730	740,497
Sacred Heart University,
Series G, 5.38%, 7/01/31	600	666,570
		4,814,350
Delaware — 0.7%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	1,800	2,043,954
District of Columbia — 1.4%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed, 6.50%, 5/15/33	3,500	3,819,235
Florida — 12.7%
County of Lee Florida, Refunding RB,
Lee Airport, Series A, AMT (AGM),
5.00%, 10/01/28	3,000	3,294,840
County of Miami-Dade Florida, RB, CAB,
Sub-Series A (NPFGC) (b):
5.31%, 10/01/32	4,225	1,468,906
5.33%, 10/01/32	5,000	1,730,550
5.34%, 10/01/33	4,000	1,309,400
5.36%, 10/01/33	15,375	5,018,554
5.41%, 10/01/34	4,580	1,403,953
5.42%, 10/01/35	5,000	1,446,850
County of Orange Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	5,000	5,242,100
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,
4/01/30	3,700	3,702,442
JEA Water & Sewer System Revenue,
RB, Sub-Series B, 4.00%,
10/01/43 (d)	1,120	1,121,198
Orange County Health Facilities
Authority, Refunding RB, Mayflower
Retirement Center, 5.00%, 6/01/32	200	205,448
Sumter Landing Community
Development District Florida, RB, Sub-
Series B, 5.70%, 10/01/38	3,525	3,225,763
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	5,575	5,620,715
		34,790,719

	Par
	(000)	Value
Municipal Bonds
Georgia — 1.7%
Chatham County Hospital Authority,
Refunding RB, Memorial Health
University Medical Center, Inc.,
Series A, (CNTY GTD) 4.00%, 1/01/34 $	$3,000	$3,042,300
Milledgeville & Baldwin County
Development Authority, RB, Georgia
College & State University Foundation,
6.00%, 9/01/14 (a)	1,500	1,692,000
		4,734,300
Hawaii — 0.2%
Hawaii State Department of Budget &
Finance, Refunding RB, Special
Purpose - Kahala Nui, 5.25%,
11/15/37 (d)	600	628,632
Idaho — 1.1%
Idaho Health Facilities Authority,
Refunding RB, Trinity Health Group,
Series B, 6.25%, 12/01/33	2,500	3,000,475
Illinois — 12.7%
Chicago Public Building Commission
Building Illinois, RB, Series A (NPFGC),
7.00%, 1/01/20 (e)	5,000	6,688,650
Chicago Transit Authority, RB, Sales Tax
Receipts Revenue, 5.25%, 12/01/40	1,000	1,140,830
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC,
Sub-Series B, 5.38%,
6/01/35 (f)(g)	700	69,979
Navistar International, Recovery
Zone, 6.50%, 10/15/40	795	821,935
Northwestern Memorial Hospital,
Series A, 5.50%, 8/15/14 (a)	5,800	6,403,200
Roosevelt University Project,
6.50%, 4/01/44	1,500	1,685,835
Rush University Medical Center,
Series C, 6.63%, 11/01/39	1,200	1,482,456
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg,
Series A, 5.63%, 2/15/37	345	346,445
OSF Healthcare System,
Series A, 6.00%, 5/15/39	1,510	1,736,455
Madison-Macoupin ETC County’s
Community College District No. 536,
Refunding GO, Lewis & Clark
Community College, 3.13%,
5/01/28 (d)	715	691,998
Metropolitan Pier & Exposition Authority,
Refunding RB, McCormick Place
Project, Series B, 4.25%, 6/15/42	4,845	4,950,330

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
Illinois (concluded)
Railsplitter Tobacco Settlement
Authority, RB:
6.25%, 6/01/24	$6,000	$6,765,300
6.00%, 6/01/28	1,700	1,978,307
		34,761,720
Indiana — 0.5%
Indiana Finance Authority, Refunding
RB, Improvement, U.S. Steel Corp.,
6.00%, 12/01/26	1,350	1,409,832
Iowa — 1.6%
Iowa Higher Education Loan Authority,
RB, Private College Facility, Buena
Vista University Project, 5.00%,
4/01/31	1,480	1,647,003
Iowa Higher Education Loan Authority,
Refunding RB, Private College Facility:
5.75%, 9/01/30	965	1,056,202
6.00%, 9/01/39	1,500	1,638,570
		4,341,775
Kansas — 0.5%
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/28	1,155	1,301,824
Kentucky — 3.0%
Kentucky Economic Development
Finance Authority, Refunding RB,
Norton Healthcare, Inc., Series B
(NPFGC), 4.31%, 10/01/23 (b)	8,500	5,278,075
Louisville & Jefferson County
Metropolitan Government, Refunding
RB, Jewish Hospital & St. Mary's
HealthCare, 6.13%, 2/01/18 (a)	2,250	2,871,000
		8,149,075
Louisiana — 0.9%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp., Series A-1, 6.50%,
11/01/35	1,565	1,812,959
Louisiana Public Facilities Authority, RB,
Belle Chasse Educational Foundation
Project, 6.50%, 5/01/31	600	683,160
		2,496,119
Maryland — 1.7%
Maryland EDC, Refunding RB, CNX
Marine Terminals Inc., 5.75%,
9/01/25	180	194,845

	Par
	(000)	Value
Municipal Bonds
Maryland (concluded)
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
Doctor's Community Hospital, 5.63%,
7/01/30	$4,100	$4,418,324
		4,613,169
Michigan — 2.8%
Board of Control of Michigan
Technological University, Refunding
RB, General, Series A, 4.00%,
10/01/30	1,930	2,005,965
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I, 6.25%, 10/15/38	1,875	2,195,025
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	2,750	3,547,252
		7,748,242
Minnesota — 2.3%
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series B (AGC), 6.50%,
11/15/38	2,250	2,696,737
City of Rochester Minnesota, RB, Health
Care Facilities (Mayo Clinic), 4.00%,
11/15/41	2,050	2,132,533
Tobacco Securitization Authority
Minnesota, Refunding RB, Tobacco
Settlement, 5.25%, 3/01/31	1,200	1,349,916
		6,179,186
Mississippi — 3.4%
Mississippi Development Bank, RB,
Hinds Community College District,
Capital Improvement Project (AGM),
5.00%, 4/01/36	1,910	2,120,998
Mississippi Development Bank Special
Obligation, RB, Jackson County
Limited Tax Note (AGC), 5.50%,
7/01/32	2,655	3,025,824
University of Southern Mississippi, RB,
Campus Facilities Improvements
Project, 5.38%, 9/01/36	3,150	3,585,361
Warren County Mississippi, RB, Gulf
Opportunity Zone Bonds (International
Paper Company Project), Series A,
AMT, 5.38%, 12/01/35	600	652,488
		9,384,671
Missouri — 0.5%
Missouri State Development Finance
Board, RB, St. Joseph Sewage System
Improvements, 5.25%, 5/01/31	620	664,764

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
Missouri (concluded)
Missouri State Health & Educational
Facilities Authority, RB, A.T. Still
University Health Sciences, 5.25%,
10/01/31	$500	$565,155
		1,229,919
Montana — 0.5%
Montana Facility Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 4.75%, 1/01/40	1,250	1,358,062
Nebraska — 2.2%
Central Plains Energy Project Nebraska,
RB, Gas Project No. 3:
5.25%, 9/01/37	765	811,764
5.00%, 9/01/42	900	925,821
Nebraska Investment Finance Authority,
Refunding RB, Series A, 6.05%,
9/01/41	1,180	1,253,420
Omaha Nebraska Sanitation Sewer
Revenue, RB, 4.25%, 11/15/38	2,840	3,035,449
		6,026,454
Nevada — 0.4%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	1,065	1,118,080
New Jersey — 6.1%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37 (f)(g)	1,510	113,235
New Jersey EDA, RB, Cigarette Tax,
5.75%, 6/15/14 (a)	5,250	5,781,037
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B:
7.13%, 12/01/23	950	1,190,578
7.50%, 12/01/32	1,225	1,534,827
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Barnabas Health, Series A:
4.63%, 7/01/23	770	807,838
5.63%, 7/01/37	2,560	2,785,203
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA,
6.50%, 10/01/38	705	752,912
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series B, 5.25%, 6/15/36	2,860	3,295,321
Union County Utilities Authority,
Refunding RB:
County Deficiency Agreement,
Series A, 4.00%, 6/15/32	250	268,695

	Par
	(000)	Value
Municipal Bonds
New Jersey (concluded)
Union County Utilities Authority,
Refunding RB (concluded):
New Jersey Solid Waste
System, County Deficiency
Agreement, Series A, 5.00%,
6/15/41	$95	$108,904
		16,638,550
New York — 6.0%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%,
5/01/35 (f)(g)	725	163,118
Hudson New York Yards Infrastructure
Corp., RB, Series A:
5.00%, 2/15/47	250	263,675
(AGM), 5.00%, 2/15/47	1,250	1,326,963
(NPFGC), 4.50%, 2/15/47	1,980	2,035,598
(NPFGC), 5.00%, 2/15/47	1,500	1,582,050
Long Island Power Authority, Refunding
RB, Series A, 5.75%, 4/01/39	2,475	2,888,251
New York City Industrial Development
Agency, RB:
American Airlines Inc., JFK
International Airport, AMT,
7.63%, 8/01/25 (f)(g)(h)	2,600	2,741,102
Queens Baseball Stadium, PILOT,
(AGC), 6.50%, 1/01/46	300	354,336
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	1,250	1,425,812
New York State Dormitory Authority, RB,
Rochester Institute of Technology,
6.00%, 7/01/33	1,625	1,917,354
Westchester County Healthcare Corp.
New York, Refunding RB, Senior Lien,
5.00%, 11/01/30	1,600	1,761,584
		16,459,843
North Carolina — 6.0%
City of Charlotte North Carolina, Refunding
RB, Series A, 5.50%, 7/01/34	325	377,644
Gaston County Industrial Facilities & Pollution
Control Financing Authority North Carolina,
RB, Exempt Facilities, National Gypsum Co.
Project, AMT, 5.75%, 8/01/35	2,425	2,190,769
North Carolina Capital Facilities Finance
Agency, RB, Duke Energy Carolinas Project,
Series B, 4.38%, 10/01/31	1,385	1,490,260
North Carolina Capital Facilities Finance
Agency, Refunding RB, Duke Energy
Carolinas Project, Series B, 4.63%,
11/01/40	9,650	10,321,640

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
North Carolina (concluded)
North Carolina Medical Care
Commission, Refunding RB, University
Health System, Series D, 6.25%,
12/01/33	$1,750	$2,055,900
		16,436,213
North Dakota — 1.4%
City of Fargo North Dakota, Refunding
RB, University Facilities Development
Foundation Project:
3.00%, 12/01/30	600	588,342
4.00%, 12/01/36	900	945,081
City of Grand Forks North Dakota,
Refunding RB, 5.00%, 12/01/32	2,120	2,297,423
		3,830,846
Ohio — 0.8%
City of Marion, GO, Various Purpose,
(AGM):
4.00%, 12/01/30	360	364,241
4.00%, 12/01/33	360	361,796
Kent State University, RB, General
Receipts, Series A, 5.00%, 5/01/42	1,200	1,352,832
		2,078,869
Oregon — 3.2%
City of Tigard Washington County
Oregon, Refunding RB, Water System,
5.00%, 8/01/42	1,400	1,620,696
Oregon Health & Science University, RB,
Series A, 5.75%, 7/01/39	1,250	1,445,500
Oregon Health & Science University,
Refunding RB, Series A, 3.00%,
7/01/24	3,000	3,023,850
Oregon State Facilities Authority, RB,
5.00%, 7/01/44	900	966,186
Oregon State Facilities Authority,
Refunding RB, Limited College Project,
Series A:
5.00%, 10/01/34	1,150	1,266,403
5.25%, 10/01/40	500	554,540
		8,877,175
Pennsylvania — 3.0%
County of Allegheny Pennsylvania IDA,
Refunding RB, U.S. Steel Corp.
Project, 6.55%, 12/01/27	2,535	2,759,880
Delaware River Port Authority, RB,
Series D (AGM), 5.00%, 1/01/40	3,640	4,006,329
McKeesport Area School District, GO,
CAB (NPFGC) (b):
3.09%, 10/01/31 (e)	500	277,795
4.56%, 10/01/31	2,435	1,026,085
		8,070,089

	Par
	(000)	Value

Municipal Bonds
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB,
First Sub-Series A, 5.75%, 8/01/37	$1,500	$1,678,305
Puerto Rico Sales Tax Financing Corp., RB,
CAB, Series A, 5.57%, 8/01/35 (b)	1,000	282,770
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.55%, 8/01/41 (b)	7,500	1,532,700
		3,493,775
Rhode Island — 3.4%
Rhode Island Health & Educational Building
Corp., RB, Hospital Financing, LifeSpan
Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,622,530
Rhode Island Health & Educational Building
Corp., Refunding RB, Rhode Island School
of Design, 3.50%, 6/01/29	4,205	4,171,023
State of Rhode Island, COP, Series C, School
for the Deaf (AGC), 5.38%, 4/01/28	1,330	1,512,636
		9,306,189
South Carolina — 3.7%
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	2,185	2,361,898
Palmetto Health, Series C, 6.88%,
8/01/13 (a)	3,560	3,795,209
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series A-2, AMT (AMBAC), 5.15%,
7/01/37	3,790	3,989,354
		10,146,461
Tennessee — 1.6%
Memphis-Shelby County Sports Authority, Inc.,
Refunding RB, Memphis Arena Project,
Series A:
5.25%, 11/01/27	1,135	1,283,095
5.38%, 11/01/28	1,000	1,127,960
Shelby County Health Educational & Housing
Facilities Board, RB, Methodist Le Bonheur
Healthcare, 5.00%, 5/01/42	1,800	1,950,084
		4,361,139
Texas — 7.4%
Harris County Health Facilities Development
Corp., Refunding RB, Memorial Hermann
Healthcare System, Series B:
7.13%, 12/01/31	1,000	1,215,030
7.25%, 12/01/35	2,650	3,218,345

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
Texas (concluded)
Harris County Metropolitan Transit Authority
Sales and Use Tax, RB,
Series A, 5.00%, 11/01/36	$600	$691,560
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A (NPFGC), 5.95%,
11/15/38 (b)	5,000	1,071,050
Love Field Airport Modernization Corp., RB,
Southwest Airlines Co. Project,
5.25%, 11/01/40	1,445	1,559,184
Lower Colorado River Authority, Refunding RB,
Series A (NPFGC), 5.00%, 5/15/13 (a)	5	5,189
Matagorda County Navigation District No. 1
Texas, Refunding RB, Central Power & Light
Co. Project, Series A, 6.30%, 11/01/29	2,200	2,555,366
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien, LBJ
Infrastructure Group LLC, LBJ Freeway
Managed Lanes Project, 7.00%, 6/30/40	3,000	3,662,400
Texas State Turnpike Authority, RB (AMBAC):
CAB, 5.96%, 8/15/31 (b)	15,000	4,903,050
First Tier, Series A, 5.00%, 8/15/42	1,250	1,250,325
		20,131,499
Vermont — 2.9%
University of Vermont & State Agricultural
College, Refunding RB, Series A (GO OF
UNIVERSITY), 4.00%, 10/01/38 (d)	3,600	3,642,516
Vermont Educational & Health Buildings
Financing Agency, RB, Hospital, Fletcher
Allen Health, Series A, 4.75%, 12/01/36	2,695	2,757,308
Vermont Educational & Health Buildings
Financing Agency, Refunding RB, St.
Michaels College, 5.00%, 10/01/42	1,350	1,487,889
		7,887,713
Virginia — 0.8%
Virginia Small Business Financing Authority,
RB, Senior Lien, Elizabeth River Crossing
OPCO LLC Project, AMT, 5.50%, 1/01/42	1,870	2,060,665
Washington — 1.3%
City of Lynnwood, GO, 4.00%, 12/01/37	1,200	1,245,276
Washington Healthcare Facilities Authority,
RB, MultiCare Health System, Series B
(AGC), 6.00%, 8/15/39	2,100	2,426,991
		3,672,267

	Par
	(000)	Value

Municipal Bonds
West Virginia — 0.7%
West Virginia State University, RB, West
Virginia University Projects, Series B,
5.00%, 10/01/36	$1,650	$1,911,261
Wisconsin — 0.7%
Wisconsin State Health & Educational
Facilities Authority, Refunding RB, Series C,
5.00%, 8/15/32	1,800	1,993,104
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding
RB, Idaho Power Co. Project, 5.25%,
7/15/26	1,800	2,055,168
Total Municipal Bonds – 139.2%		380,520,201

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Colorado — 2.1%
Colorado Health Facilities Authority, RB,
Catholic Health, Series C-7 (AGM),
5.00%, 9/01/36	5,250	5,614,350
Massachusetts — 1.3%
Massachusetts Water Resources Authority,
Refunding RB, General, Series A,
5.00%, 8/01/41	3,070	3,453,842
Michigan — 2.3%
Michigan State Hospital Finance Authority,
Refunding RB, 4.00%, 12/01/32	6,000	6,232,320
New York — 6.3%
Hudson New York Yards Infrastructure Corp.,
Senior RB, Senior, Series A,
5.75%,2/15/47	1,750	2,050,949
New York City Municipal Water Finance
Authority, RB, Water & Sewer System,
Series A, 5.75%, 6/15/40	690	831,649
New York City Municipal Water Finance
Authority, Refunding RB:
Water & Sewer System, Second
Generation Resolution, Series
FF-2, 5.50%, 6/15/40	810	953,915
Water & Sewer System, Series A,
4.75%, 6/15/30	4,000	4,482,480
New York Liberty Development Corp.,
RB, 5.25%, 12/15/43	4,500	5,190,525
New York State Dormitory Authority, RB,
New York University, Series A, 5.00%,
7/01/38	3,359	3,711,204
		17,220,722
BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Ohio — 1.7%
County of Montgomery Ohio, RB,
Catholic Health, Series C-1 (AGM),
5.00%, 10/01/41	$1,740	$1,927,685
Ohio Higher Educational Facility
Commission, Refunding RB, Hospital,
Cleveland Clinic Health, Series A,
5.25%, 1/01/33	2,600	2,861,716
		4,789,401
Total Municipal Bonds Transferred to Tender
Option Bond (TOB) Trusts – 13.7%		37,310,635
Total Long-Term Investments
(Cost – $377,988,233) – 152.9%		417,830,836

	Shares

Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.01%, (j)(k)	1,604,231	1,604,231
Total Short-Term Securities
(Cost – $1,604,231) – 0.6%		1,604,231
Total Investments (Cost - $379,592,464*) – 153.5%		419,435,067
Liabilities in Excess of Other Assets – (0.3)%		(839,065)
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable – (7.1)%		(19,392,024)
VMTP Shares, at Liquidation Value – (46.1)%		(125,900,000)
Net Assets – 100.0%		$273,303,978

* As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax Cost		$360,595,290
Gross unrealized appreciation		$43,520,708
Gross unrealized depreciation		(4,064,427)
Net unrealized appreciation		$39,456,281

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
Pershing LLC	$628,632	$19,176
JPMorgan Chase & Co.	$1,121,198	$(2,252)
Stifel Nicolaus & Co	$691,998	$(6,843)
Citigroup Inc.	$3,642,516	$156,240

(e)	Security is collateralized by Municipal or US Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Non-income producing security.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares		Shares
	Held at	Net	Held at
Affiliate	April 30, 2012	Activity	July 31, 2012	Income
FFI Institutional
Tax-Exempt
Fund	4,510,968	(2,906,737)	1,604,231	$354

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
CNTY GTD	County Guaranteed
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
Syncora	Syncora Guarantee

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$ 417,830,836	—	$ 417,830,836
Short-Term
Securities	$ 1,604,231	—	—	1,604,231
Total	$ 1,604,231	$ 417,830,836	—	$ 419,435,067

1See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust
certificates		$ (19,383,496)		$ (19,383,496)
VMTP Shares	—	(125,900,000)	—	(125,900,000)
Total	—	$(145,283,496)	—	$(145,283,496)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2012	8

Item 2 –  Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 25, 2012